Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		69 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011
Cash flows from operating activities:
Net loss	$ (1,047,943)	$ (2,573,573)	$ (15,905,125)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	13,603	20,725	139,559
Amortization of costs and fees related to convertible debentures	213,239	3,368	833,082
Common stock issued for services	45,750	762,100	2,147,790
Common stock issued to officers and directors for services	58,500	408,200	3,077,810
Common stock issued for shares of subsidiary stock	0	0	254,000
Common stock of subsidiary issued to employees and consultants	0	0	2,815
Common stock issued as a commission	0	0	33,000
Common stock issued for accounts payable	18,000	49,018	278,583
Common stock issued to former licensee	0	0	41,319
Common stock issued/recovered on cancelled agreements	0	0	20,478
Non-cash compensation for stock options and warrants	0	26,740	631,894
Costs and fees related to issuance of convertible debt	30,000	530,000	567,113
Interest expense related to beneficial conversion feature		0	1,944,800
Interest paid with common stock	0	0	104,836
Interest on notes receivable for common stock	0	0	(1,373)
(Increase) decrease in assets:
Prepaid expenses	85,648	(125,480)	24,371
Inventories	0	0	(90,904)
Notes receivable	0	0	0
Increase (decrease) in liabilities:
Trade accounts payable	90,956	234,262	569,754
Accounts payable to officers and directors	139,242	105,494	616,939
Accrued payroll and other expenses	94,511	103,672	256,555
Net cash used in operating activities	(258,494)	(455,474)	(4,452,704)
Cash flows from investing activities:
Purchase of fixed assets	0	0	(137,354)
Net cash used in investing activities	0	0	(137,354)
Cash flows from financing activities:
Principal payments on notes payable to stockholders	(25,000)	0	(1,158,000)
Proceeds from issuance of notes payable to a related party	34,000	0	1,039,800
Proceeds from issuance of notes and convertible notes payable	199,868	230,000	1,389,233
Proceeds from issuance of common stock, net	61,072	180,000	2,139,298
Net cash provided by financing activities	269,940	410,000	3,410,331
Net change in cash	11,446	(45,474)	(1,179,727)
Cash at beginning of period	(7,876)	2,148	1,195,298
Cash at end of period	3,570	(43,326)	3,570
Supplemental Disclosure of Cash Flow Information
Interest paid	664	2,041	10,985
Income taxes paid	1,600	1,600	18,640
Supplemental Schedule of Non-Cash Investing and Financing Activities
Beneficial conversion feature of convertible debentures	0	(6,250)
Common stock issued in consideration for loans	34,000	305,000
Conversion of convertible notes payable to shares of common stock	$ 207,465	$ 0